CONTRACTUAL TRANSMISSION ASSETS - Periodic Tariff Review - RTP (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended		72 Months Ended	84 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024
CONTRACTUAL TRANSMISSION ASSETS
Annual permitted revenues approved	R$ 16,982,995	R$ 16,982,995	R$ 17,676,724
Change in annual permitted revenues approved (in percent)	3.92%
Increase (decrease) in annual permitted revenues	R$ 1,394,218	348,471		R$ 352,018	R$ 693,729
Regulatory remeasurements - Transmission Contracts		6,129,771
RBSE asset base		5,930,762
Total balance of the transmission contractual asset		67,387,656			67,387,656
Current contract assets from right to the consideration originated by the non-depreciated infrastructure of RBSE		R$ 32,870,307			R$ 32,870,307